Summary of Significant Accounting Policies (Details) - USD ($)				3 Months Ended		12 Months Ended
	Jan. 01, 2024	Nov. 30, 2023	Nov. 06, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses							$ 9,092
Real estate held for sale						907,061
Deferred costs				748,499		699,499	0
Depreciation expenses				$ 4,639	$ 4,651	$ 18,762	6,042
Federal income tax rate				21.00%	21.00%	21.00%
State income tax rate				7.01%	7.00%	7.40%
Purchases of office equipment					$ 1,082	$ 1,082	929
Purchases of furniture					982	982	4,343
Purchases of trademark					399	1,449
Purchases of vehicle							$ 88,028
Insurance amount				250,000		250,000
Trading securities				136,000
Investment in trading securities				124,993
Unrealized loss				(11,007)
Advance to contractor				$ 26,873
California [Member]
Summary of Significant Accounting Policies [Line Items]
Federal income tax rate	21.00%
State income tax rate	8.84%
Nevada [Member]
Summary of Significant Accounting Policies [Line Items]
Federal income tax rate		21.00%	21.00%			21.00%
Customer Concentration Risk [Member] | Customer 1 [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenues				16.50%		40.13%	78.04%
Customer Concentration Risk [Member] | Customer 2 [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenues				16.25%		23.10%
Customer Concentration Risk [Member] | Customer 3 [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenues				16.03%
Customer Concentration Risk [Member] | Customer 4 [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenues				15.87%
Customer Concentration Risk [Member] | Customer 5 [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenues				15.73%
Customer Concentration Risk [Member] | Customer 6 [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenues				15.60%
Customer Concentration Risk [Member] | One Related-party Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total revenues					80.82%